Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2024
Bank borrowings
Schedule of non-current and current bank borrowings

	2024
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	62,334	—	35,059	35,059
Other loans	—	13,911	8.192	22,103
Total		13,911	43,251	57,162

	2023
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	66,300	—	30,683	30,683
Other loans	—	14,913	952	15,865
Total		14,913	31,635	46,548

Schedule of non-current and current bank borrowings by currency

	2024
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	18	13,248
Borrowings in EUR	681	43,233	43,914
Total	13,911	43,251	57,162

	2023
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	—	13,230
Borrowings in EUR	1,683	31,635	33,318
Total	14,913	31,635	46,548

Schedule of non-current bank borrowings by maturity

	2024
	2025	2026	2029	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings from supplier factoring facility	35,059	—	—	35,059
Other loans	8,192	681	13,230	22,103
Total	43,251	681	13,230	57,162